Provisions	12 Months Ended
Jan. 31, 2022
Text block [abstract]
Provisions

14.	PROVISIONS
The Company’s provisions were as follows, as at:

	January 31, 2022	January 31, 2021
Product-related	$372.8	$390.0
Restructuring	3.2	11.2
Other	38.3	27.2
Total provisions	$414.3	$428.4
Current	328.1	353.2
Non-current	86.2	75.2
Total provisions	$414.3	$428.4
Product-related provisions include provisions for regular warranty coverage on products sold, product liability provisions and provisions related to sales programs offered by the Company to its Customers in order to support the retail activity.
The
non-current
portion of provisions is mainly attributable to product-related provisions. As at January 31, 2022, the Company estimates that cash outflows related to those non-current
provisions could occur from February 1, 2023 to January 31, 2027.
The changes in provisions were as follows:

	Product-related	Restructuring	Other	Total
Balance as at January 31, 2021	$390.0	$11.2	$27.2	$428.4
Expensed during the year	457.3	—	24.7	482.0
Paid during the year	(455.2)	(7.5)	(12.9)	(475.6)
Reversed during the year	(10.9)	—	(0.3)	(11.2)
Effect of foreign currency exchange rate changes	(7.5)	(0.5)	(0.4)	(8.4)
Unwinding of discount and effect of changes in discounting estimates	(0.9)	—	—	(0.9)
Balance as at January 31, 2022	$372.8	$3.2	$38.3	$414.3